BORROWINGS - Schedule of Supplemental Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Borrowings [Roll Forward]
Net cash flows from financing activities	$ 96	$ 192	$ (636)
Non-recourse borrowings
Supplemental Borrowings [Roll Forward]
Beginning balance	13,775	16,072
Net cash flows from financing activities	1,397	493
Acquisition	0	0
Disposal	(545)	(587)
Transfer to Held for Sale	(133)	0
Other	770	(2,203)
Ending balance	15,264	13,775	$ 16,072
Net cash flow from financing activities related to tax equity	22	310
Borrowings acquired through asset acquisitions	0	0
Non-controlling interests	$ 122	$ 1,507